Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 19.06	£ 1.46	£ 3.71
Dividends	£ 1,346	£ 103	£ 262
First interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 4.05	£ 1.46	£ 1.95
Dividends	£ 286	£ 103	£ 138
Second interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 15.01	£ 0	£ 1.76
Dividends	£ 1,060	£ 0	£ 124